Certain risks and concentration - Summarized customers with greater than 10 percent of the account receivables (Details) - Credit and concentration risk - Accounts receivable		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk (as on percentage)		17.00%
Customer B
Concentration Risk [Line Items]
Concentration risk (as on percentage)	[1]		13.00%

[1]	Less than 10%